Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Pennsylvania Fund), USD $)	0 Months Ended
Jun. 28, 2013
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 167
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	1,805
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	$ 1,994